Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Net Income Per Share
Schedule of computation of basic and diluted net income per share

	For the year ended December 31,
	2020	2021	2022
Numerator (RMB in thousands):
Net income from continuing operations attributable to the Company’s shareholders	12,062,754	16,856,842	19,712,736
Net income from discontinued operations attributable to the Company’s shareholders	—	—	624,864
Net income attributable to the Company’s shareholders for basic/dilutive net income per share calculation	12,062,754	16,856,842	20,337,600

Denominator (No. of shares in thousands):
Weighted average number of ordinary shares outstanding, basic	3,305,448	3,325,864	3,263,455
Dilutive effect of restricted share units	44,311	41,614	32,559
Weighted average number of ordinary shares outstanding, diluted	3,349,759	3,367,478	3,296,014
Net income per share from continuing operations attributable to the Company’s shareholders, basic (RMB)	3.65	5.07	6.04
Net income per share from discontinued operations attributable to the Company’s shareholders, basic (RMB)	—	—	0.19
Net income per share, basic (RMB)	3.65	5.07	6.23
Net income per share from continuing operations attributable to the Company’s shareholders, diluted (RMB)	3.60	5.01	5.98
Net income per share from discontinued operations attributable to the Company’s shareholders, diluted (RMB)	—	—	0.19
Net income per share, diluted (RMB)	3.60	5.01	6.17